Share-based compensation - Share option plans (Details) - Share option plans												12 Months Ended
	Oct. 01, 2021 Options SFr / shares	Jul. 01, 2021 Options SFr / shares	May 17, 2021 Options SFr / shares	Apr. 01, 2021 Options SFr / shares	Jul. 01, 2020 Options SFr / shares	Apr. 01, 2020 Options SFr / shares	Jan. 01, 2020 Options SFr / shares	Oct. 01, 2019 Options SFr / shares	Jul. 01, 2019 Options SFr / shares	Apr. 01, 2019 Options	Jan. 01, 2019 Options SFr / shares	Dec. 31, 2021 Options	Dec. 31, 2020 CHF (SFr) Options	Dec. 31, 2019 CHF (SFr) Options
Share-based compensation
Vesting period of options granted												4 years	4 years	4 years
Exercise period of options granted												10 years	10 years	10 years
Beginning balance							5,540,600				5,128,680	6,768,460	5,540,600	5,128,680
Granted	6,000	44,408	1,791,000	27,492	31,362	1,158,011	38,487	30,000	187,189		243,506	1,868,900	1,227,860	460,695
Forfeited												(11,475)
Expired												(10,000)		(48,775)
Ending balance												8,615,885	6,768,460	5,540,600
Exercisable												5,954,115	4,235,706	2,811,825
Exercise price of share options granted | SFr / shares	SFr 1.45	SFr 1.6	SFr 1.45	SFr 1.99	SFr 1.45	SFr 1.14	SFr 1.64	SFr 1.80	SFr 1.50		SFr 2.25
Number of options vested, for which exercise period has been extended							194,687			506,351
Period of exercise extension for options vested							5 years			5 years
Expense related to extension of exercise period for options vested | SFr													SFr 25,309	SFr 75,331